Restatement of Previously Issued Financial Statements (Tables)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Cerberus Telecom Acquisition Corp [Member]
Summary of Restatement of Warrants in Financial Statements
The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As Filed	Restatement Adjustment	As Restated
Balance Sheet as of October 26, 2020
Warrant liability	—	7,912,000	7,912,000
Ordinary shares subject to possible redemption	238,575,390	(7,912,000)	230,663,390
Class A ordinary shares	194	79	273
Additional paid-in capital	5,049,620	444,588	5,494,208
Accumulated deficit	(50,529)	(444,667)	(495,196)
Pro Forma Balance Sheet as of October 26, 2020 (unaudited)
Warrant Liability	—	9,713,800	9,713,800
Ordinary shares subject to possible redemption	247,423,470	(9,713,800)	237,709,670
Class A ordinary shares	200	97	297
Additional paid-in capital	5,049,620	1,908,173	6,957,793
Accumulated deficit	(50,529)	(1,908,270)	(1,958,799)
Balance Sheet as of December 31, 2020
Warrant Liability	—	12,030,850	12,030,850
Ordinary shares subject to possible redemption	246,805,330	(12,030,850)	234,774,480
Class A ordinary shares	206	120	326
Additional paid-in capital	5,667,824	4,225,201	9,893,025
Accumulated deficit	(668,674)	(4,225,321)	(4,893,995)

	As Filed	Restatement Adjustment	As Restated
Period from September 8, 2020 (inception) to December 31, 2020
Income (Loss) from change in FV of warrants	—	(3,779,050)	(3,779,050)
Offering costs attributable to warrants	—	(446,271)	(446,271)
Net loss	(668,674)	(4,225,321)	(4,893,995)
Basic and diluted net loss per ordinary share, Class B ordinary shares	(0.11)	(0.66)	(0.77)
Cash Flow Statement for the period from September 8, 2020 (inception) to December 31, 2020
Net Loss	(668,674)	(4,225,321)	(4,893,995)
Offering costs attributable to warrants	—	446,271	446,271
Change in fair value of warrant liability	—	3,779,050	3,779,050
Initial classification of warrant liability	—	7,912,000	7,912,000
Initial value of Class A ordinary shares subject to possible redemption	238,575,390	(7,912,000)	230,663,390
Change in value of Class A ordinary shares to possible redemption	8,229,940	(4,118,850)	4,111,090

The following summarizes the effect of the Restatement on each financial statement line item for each period presented herein

	As filed	Restatement Adjustment	As Restated
Balance Sheet as of December 31, 2020
Warrant Liability	—	12,030,850	12,030,850
Ordinary shares subject to possible redemption	246,805,330	12,030,850	234,774,480
Class A ordinary shares	206	120	326
Additional paid-in capital	5,667,824	4,225,201	9,893,025
Accumulated deficit	(668,674)	(4,225,321)	(4,893,995)